NET LOSS PER SHARE - Additional Information (Details) - SEPA [Member]	3 Months Ended	6 Months Ended
	Jun. 30, 2025 shares	Jun. 30, 2025 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares issuable included in denominator of basic EPS	0	0
Shares issuable in connection with remaining percentage of unpaid commitment fee	50.00%	50.00%